Supplemental Information (Tables)	3 Months Ended
Mar. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement

	Statements of Operations
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2014	2013	2014	2013
	(in millions)
Revenues
Net sales	$7,213	$7,257	$—	$—
Finance and interest income	60	68	440	417

Total Revenues	$7,273	$7,325	$440	$417

Costs and Expenses
Cost of goods sold	$5,879	$5,917	$—	$—
Selling, general and administrative expenses	665	655	87	70
Research and development expenses	257	264	—	—
Restructuring expenses	12	9	—	—
Interest expense	195	180	172	166
Interest compensation to Financial Services	86	79	—	—
Other, net	89	53	52	85

Total Costs and Expenses	7,183	7,157	311	321

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	90	168	129	96
Income taxes	95	100	48	38
Equity in income of unconsolidated subsidiaries and affiliates	21	22	4	3
Results from intersegment investments	85	61	1	(2)

Net Income	$101	$151	$86	$59

Supplemental Information of Balance Sheet

	Balance Sheets
	Industrial Activities		Financial Services
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013
	(in millions)
ASSETS
Cash and cash equivalents	$4,245	$4,010	$783	$1,557
Restricted cash	—	—	841	922
Trade receivables, net	1,289	1,338	125	88
Financing receivables, net	4,798	5,826	23,481	23,640
Inventories, net	8,476	7,314	76	96
Property, plant and equipment, net	7,137	7,085	5	5
Investments in unconsolidated subsidiaries and affiliates	3,011	3,049	140	129
Equipment under operating leases	30	34	1,074	1,025
Goodwill	2,336	2,340	163	164
Other Intangible assets, net	768	796	23	14
Deferred tax assets	1,550	1,437	237	242
Derivative assets	189	254	12	10
Other assets	1,996	1,884	1,026	1,040

TOTAL ASSETS	$35,825	$35,367	$27,986	$28,932

LIABILITIES AND EQUITY
Debt	$12,980	$11,948	$24,447	$25,408
Trade payables	6,689	7,162	194	273
Deferred tax liabilities	321	225	175	160
Pension, postretirement and other post-employment benefits	2,424	2,419	28	8
Derivative liabilities	105	78	20	19
Other liabilities	8,214	8,568	587	531

TOTAL LIABILITIES	$30,733	$30,400	$25,451	$26,399

Redeemable noncontrolling interest	11	12	—	—
Equity	5,081	4,955	2,535	2,533

TOTAL EQUITY AND LIABILITIES	$35,825	$35,367	$27,986	$28,932

Supplemental Information of Cash Flow

	Cash Flow Statements
	Industrial Activities		Financial Services
	Three Months Ended March 31,
	2014	2013	2014	2013
	(in millions)
Operating activities:
Net income	$101	$151	$86	$59
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	175	172	1	1
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	63	59	34	29
Loss (gain) from disposal of assets	2	(2)	—	—
Undistributed income of unconsolidated subsidiaries	40	(38)	(6)	(1)
Other non cash items	13	35	32	18
Changes in operating assets and liabilities:
Provisions	8	21	19	23
Deferred income taxes	8	15	22	3
Trade and financing receivables related to sales, net	50	(122)	(441)	(751)
Inventories, net	(1,125)	(995)	20	6
Trade payables	(473)	218	(78)	(56)
Other assets and liabilities	(431)	(624)	66	66

Net cash used in operating activities	(1,569)	(1,110)	(245)	(603)

Investing activities:
Additions to retail receivables	—	—	(1,466)	(1,715)
Collections of retail receivables	—	—	1,700	1,781
Proceeds from sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2	—	—	—
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments	58	58	70	74
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(142)	(184)	(10)	—
Expenditures for assets under operating lease and assets sold under buy-back commitments	(163)	(113)	(155)	(153)
Other	698	117	(603)	215

Net cash provided by (used in) investing activities	453	(122)	(464)	202

Financing activities:
Proceeds from long-term debt	1,795	793	3,471	4,018
Payments of long-term debt	(361)	(567)	(3,195)	(3,962)
Net decrease in other financial liabilities	(102)	(24)	(258)	(168)
Dividends paid	(3)	—	(90)	—
Other	4	—	—	—

Net cash provided by (used in) financing activities	1,333	202	(72)	(112)

Effect of foreign exchange rate changes on cash and cash equivalents	18	(40)	7	(2)

Increase (decrease) in cash and cash equivalents	235	(1,070)	(774)	(515)

Cash and cash equivalents, beginning of year	4,010	3,890	1,557	1,309

Cash and cash equivalents, end of period	$4,245	$2,820	$783	$794